UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2009

Item 1. Schedule of Investments.

GOLDMAN SACHS ASIA EQUITY FUND
Schedule of Investments
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 97.9%
China — 13.9%
24,000	Anhui Conch Cement Co. Ltd. Class H (Materials)*	$115,027
256,000	China Communications Construction Co. Ltd. Class H (Capital Goods)	247,791
1,663,000	China Construction Bank Corp. Class H (Banks)	811,085
442,000	China Life Insurance Co. Ltd. Class H (Insurance)	1,163,332
160,000	China Merchants Bank Co. Ltd. Class H (Banks)	258,369
982,000	China Petroleum & Chemical Corp. Class H (Energy)	529,384
368,000	China Shenhua Energy Co. Ltd. Class H (Energy)	784,598
488,000	Huaneng Power International, Inc. Class H (Utilities)	349,799
2,504,000	Industrial & Commercial Bank of China Ltd. Class H (Banks)	1,058,680
886,000	PetroChina Co. Ltd. Class H (Energy)	654,021
369,000	Want Want China Holdings Ltd. (Food, Beverage & Tobacco)	146,005
42,000	Weichai Power Co. Ltd. Class H (Capital Goods)	80,321
150,000	Zijin Mining Group Co. Ltd. Class H (Materials)	78,863
125,000	ZTE Corp. Class H (Technology Hardware & Equipment)	355,765

		6,633,040

Hong Kong — 28.0%
429,000	Belle International Holdings Ltd. (Retailing)	171,037
351,000	BOC Hong Kong (Holdings) Ltd. (Banks)	358,064
244,000	Cafe de Coral Holdings Ltd. (Consumer Services)	470,367
82,000	Cheung Kong (Holdings) Ltd. (Real Estate)	756,585
89,000	Cheung Kong Infrastructure Holdings Ltd. (Utilities)	332,681
97,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)	128,167
312,500	China Mobile Ltd. (Telecommunication Services)	2,813,054
354,000	China Overseas Land & Investment Ltd. (Real Estate)	462,958
84,000	China Resources Enterprise Ltd. (Retailing)	120,846
156,000	China Resources Power Holdings Co. Ltd. (Utilities)	286,170
404,910	China Unicom Hong Kong Ltd. (Telecommunication Services)	373,759
108,500	CLP Holdings Ltd. (Utilities)	734,395
782,000	CNOOC Ltd. (Energy)	673,021
95,000	Hang Lung Properties Ltd. (Real Estate)	213,564
36,500	Hang Seng Bank Ltd. (Banks)	439,470
222,000	Hong Kong & China Gas Co. Ltd. (Utilities)	361,381

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
77,000	HongKong Electric Holdings Ltd. (Utilities)	$451,006
405,000	Huabao International Holdings Ltd. (Materials)	259,271
110,000	Hutchison Whampoa Ltd. (Capital Goods)	559,712
200,000	Hysan Development Co. Ltd. (Real Estate)	324,398
128,000	Li & Fung Ltd. (Retailing)	254,626
176,500	Lifestyle International Holdings Ltd. (Retailing)	142,541
1,960,000	Peace Mark Holdings Ltd. (Consumer Durables & Apparel)*	—
191,000	Shanghai Industrial Holdings Ltd. (Capital Goods)	486,723
252,000	Sinofert Holdings Ltd. (Materials)	142,580
105,000	Sun Hung Kai Properties Ltd. (Real Estate)	930,234
500	Swire Pacific Ltd. Class A (Real Estate)	3,229
79,000	Television Broadcasts Ltd. (Media)	279,613
207,500	The Link Real Estate Investment Trust (REIT)	388,154
128,000	The Wharf (Holdings) Ltd. (Real Estate)	316,286
350,000	Xinyi Glass Holdings Co. Ltd. (Automobiles & Components)	88,980

		13,322,872

India — 9.1%
19,614	Axis Bank Ltd. (Banks)	170,889
48,657	Crompton Greaves Ltd. (Capital Goods)	127,309
13,909	Dr. Reddys Laboratories Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	126,256
91,946	GMR Infrastructure Ltd. (Capital Goods)*	136,385
297,859	GVK Power & Infrastructure Ltd. (Utilities)*	111,891
20,746	HDFC Bank Ltd. (Banks)	385,493
34,274	Hindustan Petroleum Corp. Ltd. (Energy)	198,930
70,779	Hindustan Unilever Ltd. (Household & Personal Products)	374,757
10,371	Housing Development Finance Corp. Ltd. (Banks)	320,163
22,603	ICICI Bank Ltd. (Banks)	187,741
47,398	Indiabulls Real Estate Ltd. (Real Estate)	110,853
21,000	Infosys Technologies Ltd. (Software & Services)	551,593
13,863	Jindal Steel & Power Ltd. (Materials)	288,410
23,467	LIC Housing Finance Ltd. (Banks)	105,870
28,699	Reliance Industries Ltd. (Energy)	765,516
22,077	Sterlite Industries (India) Ltd. (Materials)	121,981
15,317	Tata Power Co. Ltd. (Utilities)	235,568

		4,319,605

Indonesia — 1.5%
721,300	PT Bank Rakyat Indonesia (Banks)	282,315

GOLDMAN SACHS ASIA EQUITY FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Indonesia — (continued)
817,500	PT Telekomunikasi Indonesia Tbk (Telecommunication Services)	$448,586

		730,901

Malaysia — 2.5%
354,000	Bumiputra-Commerce Holdings Berhad (Banks)	621,586
880,500	Resorts World Berhad (Consumer Services)	541,634

		1,163,220

Philippines — 0.2%
1,014,400	Robinsons Land Corp. (Real Estate)	98,576

Singapore — 6.2%
79,500	DBS Group Holdings Ltd. (Banks)	457,707
399,000	Hyflux Ltd. (Utilities)	462,968
151,000	Singapore Exchange Ltd. (Diversified Financials)	506,050
363,000	Singapore Telecommunications Ltd. (Telecommunication Services)	630,082
117,000	United Overseas Bank Ltd. (Banks)	907,941

		2,964,748

South Korea — 20.6%
29,030	Hyundai Development Co. (Capital Goods)*	759,233
2,970	Hyundai Heavy Industries Co. Ltd. (Capital Goods)	418,579
12,730	Hyundai Mobis (Automobiles & Components)*	592,753
22,190	Korea Electric Power Corp. (Utilities)*	448,417
137,930	Korea Exchange Bank (Banks)*	656,790
69,906	Korean Reinsurance Co. (Insurance)	474,445
11,331	KT&G Corp. (Food, Beverage & Tobacco)	678,810
6,380	LG Chem Ltd. (Materials)	365,609
36,860	LG Dacom Corp. (Telecommunication Services)	487,447
4,390	Lotte Shopping Co. Ltd. (Retailing)	598,279
7,587	Mirae Asset Securities Co. Ltd. (Diversified Financials)	400,227
4,870	NHN Corp. (Software & Services)*	482,426
1,460	POSCO (Materials)	372,817
10,610	Samsung Card Co. Ltd. (Diversified Financials)	286,336
6,011	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,090,024
1,940	SK Telecom Co. Ltd. (Telecommunication Services)	289,476
66,790	Woori Finance Holdings Co. Ltd. (Banks)*	375,243

		9,776,911

Shares	Description	Value
Common Stocks — (continued)
Taiwan — 14.3%
238,000	Acer, Inc. (Technology Hardware & Equipment)	295,565
628,000	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	$203,292
373,000	Cathay Financial Holding Co. Ltd. (Insurance)	362,223
387,000	China Steel Corp. (Materials)	261,192
770,282	Chinatrust Financial Holding Co. Ltd. (Banks)	254,270
360,000	Chunghwa Telecom Co. Ltd. (Telecommunication Services)	544,757
149,000	Formosa Plastics Corp. (Materials)	211,795
448,000	Fubon Financial Holding Co. Ltd. (Diversified Financials)	268,704
370,200	Hon Hai Precision Industry Co. Ltd. (Technology Hardware & Equipment)	651,903
74,935	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	539,485
810,000	Mega Financial Holding Co. Ltd. (Banks)	237,486
70,000	Nan Ya Printed Circuit Board Corp. (Technology Hardware & Equipment)	131,029
139,000	Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	188,762
107,000	President Chain Store Corp. (Food & Staples Retailing)	251,965
45,735	Richtek Technology Corp. (Semiconductors & Semiconductor Equipment)	167,869
271,000	Synnex Technology International Corp. (Technology Hardware & Equipment)	302,956
341,000	Taiwan Cement Corp. (Materials)	227,514
114,000	Taiwan Fertilizer Co. Ltd. (Materials)	183,530
89,000	Taiwan Mobile Co. Ltd. (Telecommunication Services)	124,359
940,377	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,155,287
84,000	Tripod Technology Corp. (Technology Hardware & Equipment)	83,246
192,000	Uni-President Enterprises Corp. (Food, Beverage & Tobacco)	149,880

		6,797,069

Thailand — 1.6%
303,400	Siam Commercial Bank PCL (Banks)	443,572
474,400	Thai Oil PCL (Energy)	326,859

		770,431

TOTAL COMMON STOCKS		$46,577,373

GOLDMAN SACHS ASIA EQUITY FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Shares	Rate	Value
Investment Company(a) — 2.0%
JPMorgan U.S. Government Money Market Fund — Capital Shares
956,532	0.693%	$956,532

TOTAL INVESTMENTS — 99.9%		$47,533,905

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		36,627

NET ASSETS — 100.0%		$47,570,532

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2009.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call out toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web At www.goldmansachsfunds.com.

ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At January 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$64,909,043

Gross unrealized gain	1,396,524
Gross unrealized loss	(18,771,662)

Net unrealized security loss	$(17,375,138)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS BRIC FUND
Schedule of Investments
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 94.8%
Brazil — 27.9%
515,675	Banco Bradesco SA ADR Preference Shares (Banks)	$4,615,291
972,767	Banco do Estado do Rio Grande do Sul SA Preference B Shares (Banks)	2,272,585
1,278,363	BM&F BOVESPA SA (Diversified Financials)	3,686,314
94,000	Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR Preference Shares (Food & Staples Retailing)(a)	2,411,100
94,073	Companhia de Bebidas das Americas ADR Preference Shares (Food, Beverage & Tobacco)(a)	3,837,237
832,118	Companhia Vale do Rio Doce ADR (Materials)(a)	11,741,185
172,700	Companhia Vale do Rio Doce Preference A Shares (Materials)	2,085,055
633,600	Cyrela Brazil Realty SA (Consumer Durables & Apparel)	2,539,862
472,432	Iguatemi Empresa de Shopping Centers SA (Real Estate)	2,443,614
493,200	Lojas Renner SA (Retailing)	3,008,095
147,300	Perdigao SA (Food, Beverage & Tobacco)	2,031,724
479,100	Petroleo Brasileiro SA ADR Preference Shares (Energy)	10,377,306
289,900	Tractebel Energia SA (Utilities)	2,241,727
106,267	Unibanco-Uniao de Bancos Brasileiros SA ADR (Banks)(a)	5,980,707
243,000	Usinas Siderurgicas de Minas Gerais SA Preference A Shares (Materials)	3,022,836

		62,294,638

China — 19.6%
430,000	Anhui Conch Cement Co. Ltd. Class H (Materials)*	2,060,895
2,078,000	China Communications Construction Co. Ltd. Class H (Capital Goods)	2,011,371
9,298,000	China Construction Bank Corp. Class H (Banks)	4,534,860
2,581,000	China Life Insurance Co. Ltd. Class H (Insurance)	6,793,120
6,620,000	China Petroleum & Chemical Corp. Class H (Energy)	3,568,761
2,701,500	China Shenhua Energy Co. Ltd. Class H (Energy)	5,759,760
1,472,000	China Shipping Development Co. Ltd. Class H (Transportation)	1,426,940
4,694,000	Huaneng Power International, Inc. Class H (Utilities)	3,364,671
13,967,000	Industrial & Commercial Bank of China Ltd. Class H (Banks)	5,905,183
4,548,000	PetroChina Co. Ltd. Class H (Energy)	3,357,210
893,000	Weichai Power Co. Ltd. Class H (Capital Goods)	1,707,773
2,328,000	Zijin Mining Group Co. Ltd. Class H (Materials)	1,223,951

Shares	Description	Value
Common Stocks — (continued)
China — (continued)
733,200	ZTE Corp. Class H (Technology Hardware & Equipment)	$2,086,773

		43,801,268

Hong Kong — 16.9%
2,920,000	Belle International Holdings Ltd. (Retailing)	1,164,168
1,470,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)	1,942,324
1,386,000	China Mobile Ltd. (Telecommunication Services)	12,476,459
3,664,960	China Overseas Land & Investment Ltd. (Real Estate)	4,793,003
878,000	China Resources Enterprise Ltd. (Retailing)	1,263,132
1,372,000	China Resources Power Holdings Co. Ltd. (Utilities)	2,516,830
2,046,000	China Unicom Hong Kong Ltd. (Telecommunication Services)	1,888,595
6,772,000	CNOOC Ltd. (Energy)	5,828,254
3,630,000	Huabao International Holdings Ltd. (Materials)	2,323,837
672,000	Shanghai Industrial Holdings Ltd. (Capital Goods)	1,712,451
3,284,000	Sinofert Holdings Ltd. (Materials)	1,858,065

		37,767,118

India — 16.5%
183,452	Axis Bank Ltd. (Banks)	1,598,343
456,957	Crompton Greaves Ltd. (Capital Goods)	1,195,608
129,564	Dr. Reddys Laboratories Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,176,086
863,490	GMR Infrastructure Ltd. (Capital Goods)*	1,280,834
2,775,759	GVK Power & Infrastructure Ltd. (Utilities)*	1,042,719
192,901	HDFC Bank Ltd. (Banks)	3,584,404
226,536	Hindustan Petroleum Corp. Ltd. (Energy)	1,314,837
661,513	Hindustan Unilever Ltd. (Household & Personal Products)	3,502,545
96,868	Housing Development Finance Corp. Ltd. (Banks)	2,990,407
210,846	ICICI Bank Ltd. (Banks)	1,751,292
441,706	Indiabulls Real Estate Ltd. (Real Estate)	1,033,046
169,355	Infosys Technologies Ltd. (Software & Services)	4,448,336
128,425	Jindal Steel & Power Ltd. (Materials)	2,671,794
220,804	LIC Housing Finance Ltd. (Banks)	996,144
188,532	Reliance Industries Ltd. (Energy)	5,028,897
207,329	Sterlite Industries (India) Ltd. (Materials)	1,145,541
142,277	Tata Power Co. Ltd. (Utilities)	2,188,150

		36,948,983

Kazakhstan — 1.6%
333,207	Eurasian Natural Resources Corp. (Materials)	1,523,658

GOLDMAN SACHS BRIC FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Kazakhstan — (continued)
167,550	KazMunaiGas Exploration Production GDR (Energy)	$2,120,658

		3,644,316

Luxembourg — 0.4%
109,657	Evraz Group SA (Registered) GDR (Materials)	937,567

Russia — 11.9%
398,172	Cherepovets MK Severstal (Registered) GDR (Materials)	1,030,583
764,137	Globaltrans Investment PLC GDR (Transportation)*(b)	878,758
8,877,331	Kuzbassrazrezugol (Energy)*	532,640
196,528	LUKOIL ADR (Energy)(a)	6,593,514
652,614	OAO Gazprom ADR (Energy)	8,555,769
1,337,294	Raspadskaya (Materials)	1,133,036
5,144,000	Sberbank RF (Banks)	2,391,914
522,891	Vimpel-Communications ADR (Telecommunication Services)	3,184,406
352,344	X 5 Retail Group NV GDR (Food & Staples Retailing)*	2,381,973

		26,682,593

TOTAL COMMON STOCKS		$212,076,483

Notional		Maturity
Shares	Description	Date	Value
Equity-Linked Notes* — 1.4%
China — 1.2%
1,345,498	China Merchants Bank Co. Ltd. (Merrill Lynch International & Co.) (Banks)	01/05/09	$2,661,421

Kuwait — 0.2%
1,392,500	Global Investment House KSCC (Deutsche Bank AG) (Diversified Financials)	12/03/18	417,750

TOTAL EQUITY-LINKED NOTES			$3,079,171

Shares	Rate	Value
Investment Company(c) — 2.0%
JPMorgan U.S. Government Money Market Fund — Capital Shares
4,504,083	0.693%	$4,504,083

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$219,659,737

	Interest
Shares	Rate	Value
Securities Lending Reinvestment Vehicle(c) — 10.7%
Boston Global Investment Trust — Enhanced Portfolio
24,202,302	0.767%	$23,960,279

TOTAL INVESTMENTS — 108.9%		$243,620,016

LIABILITIES IN EXCESS OF OTHER ASSETS — (8.9)%		(19,815,701)

NET ASSETS — 100.0%		$223,804,315

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $878,758, which represents approximately 0.4% of net assets as of January 31, 2009.
(c) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2009.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS BRIC FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At January 31, 2009, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long	Month	Value	Gain

The SGX CNX Nifty Index	326	February 2009	$1,865,372	$107,749

TAX INFORMATION — At January 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$366,171,826

Goss unrealized gain	3,507,658
Gross unrealized loss	(126,059,468)

Net unrealized security loss	$(122,551,810)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CONCENTRATED EMERGING MARKETS EQUITY FUND
Schedule of Investments
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 92.0%
Brazil — 12.9%
103,842	BM&F BOVESPA SA (Diversified Financials)	$299,441
8,036	Companhia de Bebidas das Americas ADR Preference Shares (Food, Beverage & Tobacco)	327,788
73,313	Companhia Vale do Rio Doce ADR Preference A Shares (Materials)	890,020
43,400	Lojas Renner SA (Retailing)	264,703
43,300	Petroleo Brasileiro SA ADR Preference Shares (Energy)	937,878
5,878	Unibanco-Uniao de Bancos Brasileiros SA ADR (Banks)	330,814

		3,050,644

China — 10.7%
1,183,000	China Construction Bank Corp. Class H (Banks)	576,978
235,000	China Life Insurance Co. Ltd. Class H (Insurance)	618,513
103,500	China Merchants Bank Co. Ltd. Class H (Banks)	167,132
648,000	China Petroleum & Chemical Corp. Class H (Energy)	349,329
163,000	China Shenhua Energy Co. Ltd. Class H (Energy)	347,526
148,000	China Shipping Development Co. Ltd. Class H (Transportation)	143,470
436,000	Huaneng Power International, Inc. Class H (Utilities)	312,526

		2,515,474

Egypt — 1.1%
12,562	Orascom Telecom Holding SAE GDR (Telecommunication Services)	255,888

Hong Kong — 7.9%
128,500	China Mobile Ltd. (Telecommunication Services)	1,156,728
298,080	China Overseas Land & Investment Ltd. (Real Estate)	389,826
357,000	CNOOC Ltd. (Energy)	307,249

		1,853,803

Hungary — 0.8%
19,147	OTP Bank Nyrt (Banks)*	189,715

India — 5.8%
13,862	HDFC Bank Ltd. (Banks)	257,578
53,563	Indiabulls Real Estate Ltd. (Real Estate)	125,271
16,477	Infosys Technologies Ltd. (Software & Services)	432,790
13,345	Jindal Steel & Power Ltd. (Materials)	277,634
10,035	Reliance Industries Ltd. (Energy)	267,673

		1,360,946

Israel — 1.4%
48,114	Israel Chemicals Ltd. (Materials)	327,221

Kazakhstan — 1.9%
35,100	KazMunaiGas Exploration Production GDR (Energy)	444,256

Shares	Description	Value
Common Stocks — (continued)
Luxembourg — 0.7%
20,002	Evraz Group SA (Registered) GDR (Materials)	$171,017

Mexico — 7.4%
13,124	America Movil SAB de CV ADR Series L (Telecommunication Services)	374,165
28,605	Cemex SAB de CV ADR (Materials)*	222,833
230,763	Corp. GEO SAB de CV Series B (Consumer Durables & Apparel)*	254,578
15,900	Fomento Economico Mexicano SAB de CV ADR (Food, Beverage & Tobacco)	447,585
32,308	Grupo Televisa SA ADR (Media)	451,989

		1,751,150

Peru — 0.4%
4,956	Companhia de Minas Buenaventura SA ADR (Materials)	93,371

Russia — 5.8%
72,240	OAO Gazprom ADR (Energy)	947,066
38,733	Vimpel-Communications ADR (Telecommunication Services)	235,884
28,476	X 5 Retail Group NV GDR (Food & Staples Retailing)*	192,508

		1,375,458

South Africa — 9.0%
36,769	Harmony Gold Mining Co. Ltd. ADR (Materials)*(a)	433,874
25,762	Impala Platinum Holdings Ltd. (Materials)	294,865
90,005	Pretoria Portland Cement Co. Ltd. (Materials)	258,843
13,100	Sasol Ltd. (Energy)	348,795
31,266	Standard Bank Group Ltd. (Banks)	214,876
26,294	Telkom South Africa Ltd. (Telecommunication Services)	297,435
19,412	Tiger Brands Ltd. (Food, Beverage & Tobacco)	266,188

		2,114,876

South Korea — 12.2%
2,270	Hyundai Heavy Industries Co. Ltd. (Capital Goods)	319,924
34,484	Hyundai Motor Co. Preference Shares (Automobiles & Components)	381,964
47,030	Korea Exchange Bank (Banks)*	223,946
4,757	Mirae Asset Securities Co. Ltd. (Diversified Financials)	250,940
1,490	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	518,073
3,890	Samsung Electronics Co. Ltd. Preference Shares (Semiconductors & Semiconductor Equipment)	846,887
2,270	SK Telecom Co. Ltd. (Telecommunication Services)	338,717

		2,880,451

GOLDMAN SACHS CONCENTRATED EMERGING MARKETS EQUITY FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Taiwan — 10.3%
424,846	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	$137,528
137,602	Advanced Semiconductor Engineering, Inc. ADR (Semiconductors & Semiconductor Equipment)	220,163
321,550	Chunghwa Telecom Co. Ltd. (Telecommunication Services)	486,574
229,860	Hon Hai Precision Industry Co. Ltd. (Technology Hardware & Equipment)	404,772
46,680	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	336,067
679,045	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	834,231

		2,419,335

Turkey — 3.7%
105,600	Turk Telekomunikasyon AS (Telecommunication Services)*	271,634
57,497	Turkcell Iletisim Hizmet AS (Telecommunication Services)	304,775
131,164	Turkiye Is Bankasi Class C (Banks)	290,973

		867,382

TOTAL COMMON STOCKS		$21,670,987

Exchange Traded Fund — 3.5%
Other — 3.5%
36,135	iShares MSCI Emerging Markets Index Fund	$817,735

Shares	Rate	Value
Investment Company(b) — 4.0%
JPMorgan U.S. Government Money Market Fund — Capital Shares
949,778	0.693%	$949,778

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$23,438,500

	Interest
Shares	Rate	Value
Securities Lending Reinvestment Vehicle(b) — 1.2%
Boston Global Investment Trust — Enhanced Portfolio
280,859	0.767%	$278,051

TOTAL INVESTMENTS — 100.7%		$23,716,551

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(159,536)

NET ASSETS — 100.0%		$23,557,015

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2009.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS CONCENTRATED EMERGING MARKETS EQUITY FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At January 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$41,152,062

Gross unrealized gain	203,494
Gross unrealized loss	(17,639,005)

Net unrealized security loss	$(17,435,511)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Schedule of Investments
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 97.6%
Austria — 0.5%
134,481	Erste Group Bank AG (Banks)(a)	$2,019,785

Brazil — 12.8%
1,433,222	Banco do Estado do Rio Grande do Sul SA Preference B Shares (Banks)	3,348,303
1,344,626	BM&F BOVESPA SA (Diversified Financials)	3,877,391
69,700	Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR Preference Shares (Food & Staples Retailing)	1,787,805
72,226	Companhia de Bebidas das Americas ADR Preference Shares (Food, Beverage & Tobacco)(a)	2,946,099
1,233,700	Companhia Vale do Rio Doce Preference A Shares (Materials)	14,894,800
677,800	Cyrela Brazil Realty SA (Consumer Durables & Apparel)	2,717,043
384,700	Lojas Renner SA (Retailing)	2,346,338
136,500	Perdigao SA (Food, Beverage & Tobacco)	1,882,759
646,320	Petroleo Brasileiro SA ADR Preference Shares (Energy)	13,999,291
236,600	Tractebel Energia SA (Utilities)	1,829,571
94,524	Unibanco-Uniao de Bancos Brasileiros SA ADR (Banks)	5,319,811

		54,949,211

China — 10.4%
570,000	Anhui Conch Cement Co. Ltd. Class H (Materials)*	2,731,884
10,040,000	China Construction Bank Corp. Class H (Banks)	4,896,752
2,668,000	China Life Insurance Co. Ltd. Class H (Insurance)	7,022,102
669,000	China Merchants Bank Co. Ltd. Class H (Banks)	1,080,306
5,726,000	China Petroleum & Chemical Corp. Class H (Energy)	3,086,816
2,300,000	China Shenhua Energy Co. Ltd. Class H (Energy)	4,903,738
1,662,000	China Shipping Development Co. Ltd. Class H (Transportation)	1,611,124
6,238,000	Huaneng Power International, Inc. Class H (Utilities)	4,471,414
15,016,000	Industrial & Commercial Bank of China Ltd. Class H (Banks)	6,348,695
3,886,000	PetroChina Co. Ltd. Class H (Energy)	2,868,539
1,533,000	Weichai Power Co. Ltd. Class H (Capital Goods)	2,931,709
4,908,000	Zijin Mining Group Co. Ltd. Class H (Materials)	2,580,391

		44,533,470

Egypt — 2.0%
148,141	Egyptian Co. for Mobile Services (Telecommunication Services)	3,580,182

Shares	Description	Value
Common Stocks — (continued)
Egypt — (continued)
235,460	Orascom Telecom Holding SAE GDR (Telecommunication Services)	$4,796,320

		8,376,502

Hong Kong — 7.9%
4,174,000	Belle International Holdings Ltd. (Retailing)	1,664,122
2,214,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)	2,925,378
2,140,000	China Mobile Ltd. (Telecommunication Services)	19,263,797
3,100,400	China Overseas Land & Investment Ltd. (Real Estate)	4,054,677
4,927,000	CNOOC Ltd. (Energy)	4,240,374
774,000	Shanghai Industrial Holdings Ltd. (Capital Goods)	1,972,376

		34,120,724

Hungary — 0.5%
212,440	OTP Bank Nyrt (Banks)*	2,104,932

India — 6.3%
127,278	Axis Bank Ltd. (Banks)	1,108,922
346,473	Crompton Greaves Ltd. (Capital Goods)	906,531
92,487	Dr. Reddys Laboratories Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	839,528
624,223	GMR Infrastructure Ltd. (Capital Goods)*	925,924
2,119,942	GVK Power & Infrastructure Ltd. (Utilities)*	796,360
132,314	HDFC Bank Ltd. (Banks)	2,458,602
237,672	Hindustan Petroleum Corp. Ltd. (Energy)	1,379,471
451,562	Hindustan Unilever Ltd. (Household & Personal Products)	2,390,907
62,066	Housing Development Finance Corp. Ltd. (Banks)	1,916,036
118,470	ICICI Bank Ltd. (Banks)	984,015
380,817	Indiabulls Real Estate Ltd. (Real Estate)	890,641
115,400	Infosys Technologies Ltd. (Software & Services)	3,031,136
94,349	Jindal Steel & Power Ltd. (Materials)	1,962,866
171,677	LIC Housing Finance Ltd. (Banks)	774,511
167,219	Reliance Industries Ltd. (Energy)	4,460,395
145,252	Sterlite Industries (India) Ltd. (Materials)	802,551
103,979	Tata Power Co. Ltd. (Utilities)	1,599,146

		27,227,542

Indonesia — 0.8%
5,371,000	PT Bank Rakyat Indonesia (Banks)	2,102,195
29,416,500	PT Bumi Resources Tbk (Energy)	1,279,086

		3,381,281

Israel — 1.1%
715,694	Israel Chemicals Ltd. (Materials)	4,867,402

Kazakhstan — 1.3%
430,373	KazMunaiGas Exploration Production GDR (Energy)	5,447,173

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Luxembourg — 0.3%
171,257	Evraz Group SA (Registered) GDR (Materials)	$1,464,247

Malaysia — 1.2%
8,189,000	Resorts World Berhad (Consumer Services)	5,037,405

Mexico — 5.9%
194,800	America Movil SAB de CV ADR Series L (Telecommunication Services)	5,553,748
424,285	Cemex SAB de CV ADR (Materials)*(a)	3,305,180
4,531,602	Corp. GEO SAB de CV Series B (Consumer Durables & Apparel)*	4,999,262
4,047,949	Corp. Moctezuma SAB de CV (Materials)	4,998,198
2,230,800	Grupo Financiero Banorte SAB de CV Class O (Banks)	2,945,458
267,300	Grupo Televisa SA ADR (Media)	3,739,527

		25,541,373

Peru — 0.4%
95,508	Companhia de Minas Buenaventura SA ADR (Materials)	1,799,371

Russia — 6.7%
667,443	Cherepovets MK Severstal (Registered) GDR (Materials)	1,727,533
202,928	LUKOIL ADR (Energy)(a)	6,808,235
720,478	OAO Gazprom ADR (Energy)	9,445,467
6,282,574	Sberbank RF (Banks)	2,921,340
608,864	Vimpel-Communications ADR (Telecommunication Services)	3,707,982
588,809	X 5 Retail Group NV GDR (Food & Staples Retailing)*	3,980,562

		28,591,119

South Africa — 9.4%
143,000	AngloGold Ashanti Ltd. ADR (Materials)	4,102,670
334,958	Harmony Gold Mining Co. Ltd. ADR (Materials)*(a)	3,952,504
492,541	Impala Platinum Holdings Ltd. (Materials)	5,637,483
1,747,119	Pretoria Portland Cement Co. Ltd. (Materials)	5,024,491
225,407	Sasol Ltd. (Energy)	6,001,588
671,019	Standard Bank Group Ltd. (Banks)	4,611,597
487,914	Telkom South Africa Ltd. (Telecommunication Services)	5,519,234
400,840	Tiger Brands Ltd. (Food, Beverage & Tobacco)	5,496,541

		40,346,108

South Korea — 12.9%
185,090	Hyundai Development Co. Ltd. (Capital Goods)*	4,840,731
16,360	Hyundai Heavy Industries Co. Ltd. (Capital Goods)	2,305,707
34,883	Hyundai Mobis (Automobiles & Components)*	1,624,273

Shares	Description	Value
Common Stocks — (continued)
South Korea — (continued)
139,690	Hyundai Motor Co. Preference Shares (Automobiles & Components)	$1,547,282
124,110	Korea Electric Power Corp. (Utilities)*	2,508,021
757,370	Korea Exchange Bank (Banks)*	3,606,418
422,190	Korean Reinsurance Co. (Insurance)	2,865,362
64,023	KT&G Corp. (Food, Beverage & Tobacco)	3,835,448
35,690	LG Chem Ltd. (Materials)	2,045,231
214,160	LG Dacom Corp. (Telecommunication Services)	2,832,111
25,500	Lotte Shopping Co. Ltd. (Retailing)	3,475,198
52,858	Mirae Asset Securities Co. Ltd. (Diversified Financials)	2,788,352
26,950	NHN Corp. (Software & Services)*	2,669,691
6,930	POSCO (Materials)	1,769,603
52,250	Samsung Card Co. Ltd. (Diversified Financials)	1,410,089
11,520	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	4,005,503
35,268	Samsung Electronics Co. Ltd. Preference Shares (Semiconductors & Semiconductor Equipment)	7,678,156
10,170	SK Telecom Co. Ltd. (Telecommunication Services)	1,517,512
391,280	Woori Finance Holdings Co. Ltd. (Banks)*	2,198,307

		55,522,995

Taiwan — 11.4%
2,722,000	Acer, Inc. (Technology Hardware & Equipment)	3,380,369
7,198,287	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	2,330,181
4,343,000	Cathay Financial Holding Co. Ltd. (Insurance)	4,217,519
9,677,000	Chinatrust Financial Holding Co. Ltd. (Banks)	3,194,381
4,146,260	Chunghwa Telecom Co. Ltd. (Telecommunication Services)	6,274,178
3,754,125	Far EasTone Telecommunications Co. Ltd. (Telecommunication Services)	3,641,123
4,277,843	Hon Hai Precision Industry Co. Ltd. (Technology Hardware & Equipment)	7,533,064
740,200	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	5,328,974
10,799,711	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	13,267,836

		49,167,625

Thailand — 2.4%
4,371,600	Siam Commercial Bank PCL (Banks)	6,391,301
5,955,600	Thai Oil PCL (Energy)	4,103,374

		10,494,675

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Turkey — 3.4%
1,745,675	Turk Telekomunikasyon AS (Telecommunication Services)*	$4,490,388
864,796	Turkcell Iletisim Hizmet AS (Telecommunication Services)	4,584,035
2,472,896	Turkiye Is Bankasi Class C (Banks)	5,485,849

		14,560,272

TOTAL COMMON STOCKS		$419,553,212

Notional		Maturity
Shares	Description	Date	Value
Equity-Linked Notes* — 0.8%
Kuwait — 0.2%
3,731,115	Global Investment House KSCC (Deutsche Bank AG) (Diversified Financials)	12/03/18	$1,119,335

Taiwan — 0.6%
3,913,875	Taiwan Cement Corp. (Citigroup Global Markets) (Materials)	01/17/14	2,583,157

TOTAL EQUITY-LINKED NOTES			$3,702,492

Shares	Rate	Value
Investment Company(b) — 0.8%
JPMorgan U.S. Government Money Market Fund — Capital Shares
3,246,024	0.693%	$3,246,024

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$426,501,728

	Interest
Shares	Rate	Value
Securities Lending Reinvestment Vehicle(b) — 2.9%
Boston Global Investment Trust — Enhanced Portfolio
12,475,281	0.767%	$12,350,528

TOTAL INVESTMENTS — 102.1%		$438,852,256

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%		(8,969,734)

NET ASSETS — 100.0%		$429,882,522

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2009.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At January 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$616,132,001

Gross unrealized gain	13,577,261
Gross unrealized loss	(190,857,006)

Net unrealized security loss	$(177,279,745)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EMERGING MARKETS EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2009 (Unaudited)
ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the United States (“U.S.”) securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by Goldman Sachs Asset Management International (“GSAMI”) by taking into consideration market or security specific information as discussed below.
     Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. If accurate quotations are not readily available, or if GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Board of Trustees.
     GSAMI, consistent with its procedures and applicable regulatory guidance, may determine to make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — Under FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). Fair value measurements do not include transaction costs. FAS 157 establishes a fair value hierarchy that prioritizes

GOLDMAN SACHS EMERGING MARKETS EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2009 (Unaudited)
ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are described below:
Basis of Fair Value Measurement
Level 1— Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2— Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly;
Level 3— Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
The following is a summary of the levels within the fair value hierarchy in which the Funds invest:

	Asia Equity	BRIC
	Investments in	Investments in
	Securities Long —	Securities Long —
Level	Assets	Assets	Derivatives — Assets

Level 1	$—	$54,868,927	$107,749

Level 2(a)	47,533,905	188,751,089	—

Level 3	— (b)	—	—

Total	$47,533,905	$243,620,016	$107,749

	Concentrated Emerging
	Markets Equity	Emerging Markets Equity
	Investments in Securities	Investments in Securities
Level	Long — Assets	Long — Assets

Level 1	$6,380,312	$76,059,075

Level 2(a)	17,336,239	362,793,181

Level 3	—	—

Total	$23,716,551	$438,852,256

(a)	To adjust for differing local market close timing, the Funds may utilize fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.
(b)	Amount includes securities with a market value of $0.
Equity Linked Notes — The Funds may invest in structured notes whose values are based on the price movements of a reference security or index. The value of these structured notes will rise and fall in response to changes in the reference security or index. On termination date of each structured note, the Funds will receive a payment from a counterparty based on the value of the referenced security (notional multiplied by price of the referenced security) and record a realized gain or loss. These structured notes are subject to credit and interest rate risks.
Foreign Currency Translations— The books and records of the Fund are accounted for in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars (using 4:00 p.m. Eastern Time exchange rates) on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2009 (Unaudited)
ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
     Net realized and unrealized gain (loss) on foreign currency transactions represents: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment security transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effects of changes in foreign currency exchange rates on equity securities and derivative instruments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, and are included with the net realized and unrealized gain (loss) on investments. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign currency related transactions.
Futures Contracts — The Funds may purchase or sell futures contracts to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. For futures contracts, the Funds must set aside liquid assets, or engage in other appropriate measures to cover its obligations under the contracts.
Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission and the terms and conditions contained therein, the Funds may lend its securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), formerly Boston Global Advisors, a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust (“Enhanced Portfolio”), a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by Goldman Sachs Asset Management, L.P. (“GSAM”), for which GSAM may receive an investment advisory fee of up to 0.10% on an annualized basis of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio primarily invests in short-term investments, but is not a “money market fund” subject to the requirements of Rule 2a-7 of the Act. The Funds bear the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.
     Both the Funds and GSAL receive compensation relating to the lending of the Funds’ securities.
Market and Credit Risks — In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The Funds may be exposed to additional credit risk that an institution or other entity with which the Funds have unsettled or open transactions will default.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.
Portfolio Concentration Risk — The BRIC and Concentrated Emerging Markets Equity Funds invest in concentrated portfolios of equity investments in emerging markets such as the BRIC countries (Brazil, Russia, India and China), South Korea, South Africa, and Taiwan. These Funds may also contain issuers that participate in emerging markets either by maintaining a significant amount of their assets in those markets or by deriving a significant amount of their total revenue or profit from goods produced, sales made, or services provided in emerging markets. These Funds also intend to invest in a relatively small number of issuers. As a result, they may be subject to greater risks than a fund that invests in a greater number of issuers.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	April 1, 2009

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	April 1, 2009

* Print the name and title of each signing officer under his or her signature.